Credit Risk - Disclosure of Stage 2 Exposures by Classification (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Exposure	£ 300,969	£ 312,830
ECL	£ 994
Allowance account for credit losses of financial assets		£ 1,007
Coverage ratio	0.30%	0.30%
Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	£ 100
Allowance account for credit losses of financial assets		£ 130
Total JAs
Disclosure of credit risk exposure [line items]
ECL	184
Allowance account for credit losses of financial assets		297
Corporate lending to segments affected by supply chain pressures | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	24
Allowance account for credit losses of financial assets		61
Secured affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	13
Allowance account for credit losses of financial assets		27
Unsecured affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	38
Allowance account for credit losses of financial assets		35
Mortgage refinancing risk | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	19
SME debt burden | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	6
Allowance account for credit losses of financial assets		7
ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	810
Allowance account for credit losses of financial assets		710
ECL before JAs | Modelled ECL
Disclosure of credit risk exposure [line items]
ECL	682
Allowance account for credit losses of financial assets		598
ECL before JAs | Individually assessed
Disclosure of credit risk exposure [line items]
ECL	128
Allowance account for credit losses of financial assets		112
Mortgages
Disclosure of credit risk exposure [line items]
ECL	244
Allowance account for credit losses of financial assets		253
Mortgages | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	28
Allowance account for credit losses of financial assets		27
Mortgages | Total JAs
Disclosure of credit risk exposure [line items]
ECL	106
Allowance account for credit losses of financial assets		119
Mortgages | Corporate lending to segments affected by supply chain pressures | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Allowance account for credit losses of financial assets		0
Mortgages | Secured affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	9
Allowance account for credit losses of financial assets		27
Mortgages | Unsecured affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Allowance account for credit losses of financial assets		0
Mortgages | Mortgage refinancing risk | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	19
Mortgages | SME debt burden | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Allowance account for credit losses of financial assets		0
Mortgages | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	138
Allowance account for credit losses of financial assets		134
Mortgages | ECL before JAs | Modelled ECL
Disclosure of credit risk exposure [line items]
ECL	134
Allowance account for credit losses of financial assets		134
Mortgages | ECL before JAs | Individually assessed
Disclosure of credit risk exposure [line items]
ECL	4
Allowance account for credit losses of financial assets		0
Credit cards
Disclosure of credit risk exposure [line items]
ECL	140
Allowance account for credit losses of financial assets		130
Credit cards | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	16
Allowance account for credit losses of financial assets		15
Credit cards | Total JAs
Disclosure of credit risk exposure [line items]
ECL	17
Allowance account for credit losses of financial assets		18
Credit cards | Corporate lending to segments affected by supply chain pressures | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Allowance account for credit losses of financial assets		0
Credit cards | Secured affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Allowance account for credit losses of financial assets		0
Credit cards | Unsecured affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	16
Allowance account for credit losses of financial assets		15
Credit cards | Mortgage refinancing risk | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Credit cards | SME debt burden | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Allowance account for credit losses of financial assets		0
Credit cards | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	123
Allowance account for credit losses of financial assets		112
Credit cards | ECL before JAs | Modelled ECL
Disclosure of credit risk exposure [line items]
ECL	123
Allowance account for credit losses of financial assets		112
Credit cards | ECL before JAs | Individually assessed
Disclosure of credit risk exposure [line items]
ECL	0
Allowance account for credit losses of financial assets		0
Other
Disclosure of credit risk exposure [line items]
ECL	160
Allowance account for credit losses of financial assets		164
Other | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	28
Allowance account for credit losses of financial assets		27
Other | Total JAs
Disclosure of credit risk exposure [line items]
ECL	37
Allowance account for credit losses of financial assets		71
Other | Corporate lending to segments affected by supply chain pressures | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Allowance account for credit losses of financial assets		0
Other | Secured affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Allowance account for credit losses of financial assets		0
Other | Unsecured affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	22
Allowance account for credit losses of financial assets		20
Other | Mortgage refinancing risk | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Other | SME debt burden | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	6
Allowance account for credit losses of financial assets		7
Other | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	123
Allowance account for credit losses of financial assets		93
Other | ECL before JAs | Modelled ECL
Disclosure of credit risk exposure [line items]
ECL	123
Allowance account for credit losses of financial assets		93
Other | ECL before JAs | Individually assessed
Disclosure of credit risk exposure [line items]
ECL	0
Allowance account for credit losses of financial assets		0
Consumer Finance
Disclosure of credit risk exposure [line items]
ECL	70	67
Allowance account for credit losses of financial assets		67
Consumer Finance | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	4
Allowance account for credit losses of financial assets		0
Consumer Finance | Total JAs
Disclosure of credit risk exposure [line items]
ECL	8
Allowance account for credit losses of financial assets		2
Consumer Finance | Corporate lending to segments affected by supply chain pressures | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Allowance account for credit losses of financial assets		0
Consumer Finance | Secured affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	4
Allowance account for credit losses of financial assets		0
Consumer Finance | Unsecured affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Allowance account for credit losses of financial assets		0
Consumer Finance | Mortgage refinancing risk | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Consumer Finance | SME debt burden | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Allowance account for credit losses of financial assets		0
Consumer Finance | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	62
Allowance account for credit losses of financial assets		65
Consumer Finance | ECL before JAs | Modelled ECL
Disclosure of credit risk exposure [line items]
ECL	62
Allowance account for credit losses of financial assets		65
Consumer Finance | ECL before JAs | Individually assessed
Disclosure of credit risk exposure [line items]
ECL	0
Allowance account for credit losses of financial assets		0
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
ECL	380
Allowance account for credit losses of financial assets		393
Corporate & Commercial Banking | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	24
Allowance account for credit losses of financial assets		61
Corporate & Commercial Banking | Total JAs
Disclosure of credit risk exposure [line items]
ECL	16
Allowance account for credit losses of financial assets		87
Corporate & Commercial Banking | Corporate lending to segments affected by supply chain pressures | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	24
Allowance account for credit losses of financial assets		61
Corporate & Commercial Banking | Secured affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Allowance account for credit losses of financial assets		0
Corporate & Commercial Banking | Unsecured affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Allowance account for credit losses of financial assets		0
Corporate & Commercial Banking | Mortgage refinancing risk | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Corporate & Commercial Banking | SME debt burden | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Allowance account for credit losses of financial assets		0
Corporate & Commercial Banking | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	364
Allowance account for credit losses of financial assets		306
Corporate & Commercial Banking | ECL before JAs | Modelled ECL
Disclosure of credit risk exposure [line items]
ECL	240
Allowance account for credit losses of financial assets		194
Corporate & Commercial Banking | ECL before JAs | Individually assessed
Disclosure of credit risk exposure [line items]
ECL	124
Allowance account for credit losses of financial assets		112
Corporate Centre
Disclosure of credit risk exposure [line items]
ECL	0
Allowance account for credit losses of financial assets		0
Corporate Centre | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Allowance account for credit losses of financial assets		0
Corporate Centre | Total JAs
Disclosure of credit risk exposure [line items]
ECL	0
Allowance account for credit losses of financial assets		0
Corporate Centre | Corporate lending to segments affected by supply chain pressures | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Allowance account for credit losses of financial assets		0
Corporate Centre | Secured affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Allowance account for credit losses of financial assets		0
Corporate Centre | Unsecured affordability | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Allowance account for credit losses of financial assets		0
Corporate Centre | Mortgage refinancing risk | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Corporate Centre | SME debt burden | Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0
Allowance account for credit losses of financial assets		0
Corporate Centre | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	0
Allowance account for credit losses of financial assets		0
Corporate Centre | ECL before JAs | Modelled ECL
Disclosure of credit risk exposure [line items]
ECL	0
Allowance account for credit losses of financial assets		0
Corporate Centre | ECL before JAs | Individually assessed
Disclosure of credit risk exposure [line items]
ECL	0
Allowance account for credit losses of financial assets		0
Stage 2
Disclosure of credit risk exposure [line items]
Exposure	23,879	19,282
ECL	£ 462
Allowance account for credit losses of financial assets		£ 516
Coverage ratio	1.90%	2.70%
Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Exposure	£ 22,899	£ 18,380
ECL	£ 422
Allowance account for credit losses of financial assets		£ 477
Coverage ratio	1.80%	2.60%
Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
ECL	£ 40
Allowance account for credit losses of financial assets		£ 39
Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	18,160	13,576
ECL	£ 110
Allowance account for credit losses of financial assets		£ 131
Coverage ratio	0.60%	1.00%
Stage 2 | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 345	£ 329
ECL	£ 87
Allowance account for credit losses of financial assets		£ 85
Coverage ratio	25.20%	25.80%
Stage 2 | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 645	£ 646
ECL	£ 77
Allowance account for credit losses of financial assets		£ 79
Coverage ratio	11.90%	12.20%
Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 330	£ 350
ECL	£ 30
Allowance account for credit losses of financial assets		£ 27
Coverage ratio	9.00%	7.70%
Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 3,418	£ 3,476
ECL	£ 118
Allowance account for credit losses of financial assets		£ 155
Coverage ratio	3.50%	4.50%
Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 1	£ 3
ECL	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | PD deterioration
Disclosure of credit risk exposure [line items]
Exposure	£ 9,160	£ 10,323
ECL	277
Allowance account for credit losses of financial assets		302
Stage 2 | PD deterioration | Total Drawn
Disclosure of credit risk exposure [line items]
Exposure	8,345	9,560
ECL	£ 249
Allowance account for credit losses of financial assets		£ 283
Coverage ratio	3.00%	3.00%
Stage 2 | PD deterioration | Total Undrawn
Disclosure of credit risk exposure [line items]
ECL	£ 28
Allowance account for credit losses of financial assets		£ 19
Stage 2 | PD deterioration | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	5,877	7,310
ECL	£ 65
Allowance account for credit losses of financial assets		£ 85
Coverage ratio	1.10%	1.20%
Stage 2 | PD deterioration | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 256	£ 240
ECL	£ 63
Allowance account for credit losses of financial assets		£ 63
Coverage ratio	24.90%	26.30%
Stage 2 | PD deterioration | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 288	£ 303
ECL	£ 36
Allowance account for credit losses of financial assets		£ 42
Coverage ratio	12.30%	13.90%
Stage 2 | PD deterioration | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 115	£ 159
ECL	£ 10
Allowance account for credit losses of financial assets		£ 12
Coverage ratio	8.70%	7.50%
Stage 2 | PD deterioration | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 1,809	£ 1,548
ECL	£ 75
Allowance account for credit losses of financial assets		£ 81
Coverage ratio	4.10%	5.20%
Stage 2 | PD deterioration | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
ECL	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Forbearance
Disclosure of credit risk exposure [line items]
Exposure	£ 601	£ 625
ECL	4
Allowance account for credit losses of financial assets		6
Stage 2 | Forbearance | Total Drawn
Disclosure of credit risk exposure [line items]
Exposure	601	513
ECL	£ 4
Allowance account for credit losses of financial assets		£ 6
Coverage ratio	0.70%	1.20%
Stage 2 | Forbearance | Total Undrawn
Disclosure of credit risk exposure [line items]
ECL	£ 0
Allowance account for credit losses of financial assets		£ 0
Stage 2 | Forbearance | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	516	449
ECL	£ 2
Allowance account for credit losses of financial assets		£ 2
Coverage ratio	0.30%	0.40%
Stage 2 | Forbearance | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
ECL	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage ratio	27.70%	0.00%
Stage 2 | Forbearance | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
ECL	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Forbearance | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
ECL	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Forbearance | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 85	£ 64
ECL	£ 2
Allowance account for credit losses of financial assets		£ 4
Coverage ratio	2.50%	6.30%
Stage 2 | Forbearance | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
ECL	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 1,436	£ 1,271
ECL	37
Allowance account for credit losses of financial assets		31
Stage 2 | Other | Total Drawn
Disclosure of credit risk exposure [line items]
Exposure	1,244	1,289
ECL	£ 33
Allowance account for credit losses of financial assets		£ 23
Coverage ratio	2.70%	1.80%
Stage 2 | Other | Total Undrawn
Disclosure of credit risk exposure [line items]
ECL	£ 4
Allowance account for credit losses of financial assets		£ 8
Stage 2 | Other | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	549	393
ECL	£ 3
Allowance account for credit losses of financial assets		£ 7
Coverage ratio	0.70%	1.80%
Stage 2 | Other | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 17	£ 22
ECL	£ 5
Allowance account for credit losses of financial assets		£ 4
Coverage ratio	24.50%	18.20%
Stage 2 | Other | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 19	£ 26
ECL	£ 3
Allowance account for credit losses of financial assets		£ 6
Coverage ratio	16.20%	23.10%
Stage 2 | Other | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 126	£ 164
ECL	£ 5
Allowance account for credit losses of financial assets		£ 5
Coverage ratio	4.00%	3.00%
Stage 2 | Other | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 533	£ 684
ECL	£ 17
Allowance account for credit losses of financial assets		£ 1
Coverage ratio	3.20%	0.10%
Stage 2 | Other | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
ECL	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | 30 DPD
Disclosure of credit risk exposure [line items]
Exposure	£ 893	£ 937
ECL	50
Allowance account for credit losses of financial assets		54
Stage 2 | 30 DPD | Total Drawn
Disclosure of credit risk exposure [line items]
Exposure	857	893
ECL	£ 47
Allowance account for credit losses of financial assets		£ 48
Coverage ratio	5.50%	5.40%
Stage 2 | 30 DPD | Total Undrawn
Disclosure of credit risk exposure [line items]
ECL	£ 3
Allowance account for credit losses of financial assets		£ 6
Stage 2 | 30 DPD | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	560	463
ECL	£ 12
Allowance account for credit losses of financial assets		£ 10
Coverage ratio	2.10%	2.20%
Stage 2 | 30 DPD | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 9	£ 8
ECL	£ 4
Allowance account for credit losses of financial assets		£ 4
Coverage ratio	47.10%	50.00%
Stage 2 | 30 DPD | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 169	£ 178
ECL	£ 18
Allowance account for credit losses of financial assets		£ 14
Coverage ratio	10.80%	7.90%
Stage 2 | 30 DPD | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 25	£ 27
ECL	£ 11
Allowance account for credit losses of financial assets		£ 10
Coverage ratio	43.40%	37.00%
Stage 2 | 30 DPD | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 93	£ 214
ECL	£ 2
Allowance account for credit losses of financial assets		£ 10
Coverage ratio	2.40%	4.70%
Stage 2 | 30 DPD | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 1	£ 3
ECL	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Secured affordability
Disclosure of credit risk exposure [line items]
Exposure	£ 2,889	£ 4,961
ECL	13
Allowance account for credit losses of financial assets		27
Stage 2 | Secured affordability | Total Drawn
Disclosure of credit risk exposure [line items]
Exposure	2,953	4,961
ECL	£ 13
Allowance account for credit losses of financial assets		£ 27
Coverage ratio	0.40%	0.50%
Stage 2 | Secured affordability | Total Undrawn
Disclosure of credit risk exposure [line items]
ECL	£ 0
Allowance account for credit losses of financial assets		£ 0
Stage 2 | Secured affordability | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	2,889	4,961
ECL	£ 9
Allowance account for credit losses of financial assets		£ 27
Coverage ratio	0.30%	0.50%
Stage 2 | Secured affordability | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
ECL	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Secured affordability | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
ECL	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Secured affordability | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 64	£ 0
ECL	£ 4
Allowance account for credit losses of financial assets		£ 0
Coverage ratio	6.30%	0.00%
Stage 2 | Secured affordability | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
ECL	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Secured affordability | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
ECL	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Unsecured affordability
Disclosure of credit risk exposure [line items]
Exposure	£ 233	£ 199
ECL	38
Allowance account for credit losses of financial assets		35
Stage 2 | Unsecured affordability | Total Drawn
Disclosure of credit risk exposure [line items]
Exposure	232	198
ECL	£ 35
Allowance account for credit losses of financial assets		£ 31
Coverage ratio	15.00%	15.70%
Stage 2 | Unsecured affordability | Total Undrawn
Disclosure of credit risk exposure [line items]
ECL	£ 3
Allowance account for credit losses of financial assets		£ 4
Stage 2 | Unsecured affordability | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	0	0
ECL	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Unsecured affordability | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 63	£ 59
ECL	£ 15
Allowance account for credit losses of financial assets		£ 14
Coverage ratio	23.70%	23.70%
Stage 2 | Unsecured affordability | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 169	£ 139
ECL	£ 20
Allowance account for credit losses of financial assets		£ 17
Coverage ratio	11.70%	12.20%
Stage 2 | Unsecured affordability | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
ECL	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Unsecured affordability | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
ECL	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Unsecured affordability | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
ECL	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | Mortgage Refinancing
Disclosure of credit risk exposure [line items]
Exposure	£ 7,769
ECL	19
Stage 2 | Mortgage Refinancing | Total Drawn
Disclosure of credit risk exposure [line items]
Exposure	7,769
ECL	£ 19
Coverage ratio	0.20%
Stage 2 | Mortgage Refinancing | Total Undrawn
Disclosure of credit risk exposure [line items]
ECL	£ 0
Stage 2 | Mortgage Refinancing | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	7,769
ECL	£ 19
Coverage ratio	0.20%
Stage 2 | Mortgage Refinancing | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 0
ECL	£ 0
Coverage ratio	0.00%
Stage 2 | Mortgage Refinancing | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 0
ECL	£ 0
Coverage ratio	0.00%
Stage 2 | Mortgage Refinancing | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 0
ECL	£ 0
Coverage ratio	0.00%
Stage 2 | Mortgage Refinancing | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 0
ECL	£ 0
Coverage ratio	0.00%
Stage 2 | Mortgage Refinancing | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 0
ECL	£ 0
Coverage ratio	0.00%
Stage 2 | High risk corporate
Disclosure of credit risk exposure [line items]
Exposure	£ 898	£ 966
ECL	24
Allowance account for credit losses of financial assets		61
Stage 2 | High risk corporate | Total Drawn
Disclosure of credit risk exposure [line items]
Exposure	898	966
ECL	£ 22
Allowance account for credit losses of financial assets		£ 59
Coverage ratio	2.50%	6.10%
Stage 2 | High risk corporate | Total Undrawn
Disclosure of credit risk exposure [line items]
ECL	£ 2
Allowance account for credit losses of financial assets		£ 2
Stage 2 | High risk corporate | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	0	0
ECL	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | High risk corporate | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
ECL	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | High risk corporate | Other
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
ECL	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | High risk corporate | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
ECL	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage ratio	0.00%	0.00%
Stage 2 | High risk corporate | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 898	£ 966
ECL	£ 22
Allowance account for credit losses of financial assets		£ 59
Coverage ratio	2.50%	6.10%
Stage 2 | High risk corporate | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
ECL	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage ratio	0.00%	0.00%